Income Taxes - Components of the Company's deferred tax assets (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating losses	$ 2,320,297	$ 1,909,930
R&D credit	1,423,821	819,406
Capitalized R&D expenses	2,647,013	1,115,268
Capitalized start-up expenses	4,652,045	2,899,830
Stock-based compensation	79,658	24,235
Depreciation and amortization	17,045	1,098
Accrued expenses and other	43,871	7,101
Total deferred tax assets	11,183,750	6,776,868
Valuation allowance	$ (11,183,750)	$ (6,776,868)